Financial instruments by category (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Liabilities
Total financial liabilities		R$ 1,883,100
Liabilities - Amortized cost [member]
Liabilities
Total financial liabilities		1,876,046	R$ 1,976,636
Liabilities - Amortized cost [member] | Bonds
Liabilities
Total financial liabilities		762,005	791,763
Liabilities - Amortized cost [member] | Lease liabilities
Liabilities
Total financial liabilities		111,373	96,657
Liabilities - Amortized cost [member] | Reverse factoring
Liabilities
Total financial liabilities		319,375	263,948
Liabilities - Amortized cost [member] | Suppliers
Liabilities
Total financial liabilities		223,425	221,291
Liabilities - Amortized cost [member] | Accounts payable for business combination
Liabilities
Total financial liabilities		429,546	587,917
Liabilities - Amortized cost [member] | Other liabilities - related parties
Liabilities
Total financial liabilities		30,322	15,060
Liabilities - Fair value through profit or loss [member]
Liabilities
Total financial liabilities		7,054	26,203
Liabilities - Fair value through profit or loss [member] | Accounts payable for business combination | Level 3
Liabilities
Total financial liabilities	[1]	7,054	26,203
Assets - Amortized cost [member]
Assets
Total financial assets		962,794	802,618
Assets - Amortized cost [member] | Cash and cash equivalents
Assets
Total financial assets		84,532	95,864
Assets - Amortized cost [member] | Trade receivables
Assets
Total financial assets		863,244	697,512
Assets - Amortized cost [member] | Other receivables
Assets
Total financial assets		1,304	2,085
Assets - Amortized cost [member] | Related parties – other receivables
Assets
Total financial assets		13,714	7,157
Assets - Fair value through profit or loss [member]
Assets
Total financial assets		112,921	255,821
Assets - Fair value through profit or loss [member] | Marketable securities | Level 1
Assets
Total financial assets		111,313	245,942
Assets - Fair value through profit or loss [member] | Other investments and interests in entities | Level 3
Assets
Total financial assets		R$ 1,608	R$ 9,879

[1]	Refers to earnout measured on acquisition of Phidelis (in the values presented in 2024 and 2023), and SEL (in the values presented in 2023), based on the economic activity of the acquired entity (post-closing price adjustments). Valuation techniques and significant unobservable inputs related to measurement are described below.